As filed with the Securities and Exchange Commission November 6, 2014

File Nos. 333-191710 and 811-22897

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 3

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 5
_____________________________________________________________________________________________
CONTEXT CAPITAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Vicki Horwitz
Atlantic Fund Services
Three Canal Plaza
Portland, ME 04101

Copy to:
Jeremy Senderowicz
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

It is proposed that this filing will become effective:

[     ]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ X ]     on December 6, 2014 pursuant to Rule 485, paragraph (b)(1)
[     ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[     ]     on                              , pursuant to Rule 485, paragraph (a)(1)
[     ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[     ]     on   _____________, pursuant to Rule 485, paragraph (a)(2)
[ X ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTEXT CAPITAL FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A:  The Prospectus for the Context Macro Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on August 26, 2014, accession number 0001435109-14-000608 (“PEA No. 2”).

Part B: The Statement of Additional Information for Context Macro Opportunities Fund is incorporated herein by reference to PEA No. 2.

Part C:  Incorporated herein by reference to PEA No. 2.

Signature Page

Explanatory Note

This Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 6, 2014, the effectiveness of the registration statement for the Context Macro Opportunities Fund, filed in Post-Effective Amendment No. 2 on August 26, 2014, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bala Cynwyd, and State of Pennsylvania on November 6, 2014.

Context Capital Funds

/s/ Stephen J. Kneeley
Stephen J. Kneeley, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on November 6, 2014.

(a)	Principal Executive Officer

/s/ Stephen J. Kneeley
Stephen J. Kneeley
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Michael J. McKeen
Michael J. McKeen
Principal Financial Officer

(c)	A majority of the Trustees

/s/ Stephen J. Kneeley
Stephen J. Kneeley, Trustee

John N. Culbertson, Jr., Trustee*
Christopher J. LaCroix, Trustee*
Paul D. Schaeffer, Trustee*
Stephen M. Wynne, Trustee*

By:	/s/ Vicki S. Horwitz
Vicki S. Horwitz
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.